Expenses by Nature (Notes)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Expenses by Nature	Expenses by Nature
Expenses classified by nature are as follows:

Year ended Dec. 31	2019		2018		2017
	Fuel and purchased power	Operations, maintenance and administration	Fuel and purchased power	Operations, maintenance and administration	Fuel and purchased power	Operations, maintenance and administration
Fuel(1)	669	—	656	—	685	—
Purchased power	246	—	210	—	162	—
Mine depreciation	119	—	136	—	73	—
Salaries and benefits(1)	52	228	98	245	96	248
Other operating expenses	—	247	—	270	—	269
Total	1,086	475	1,100	515	1,016	517
(1) $90 million in 2017 was reclassified from fuel to salaries and benefits to be consistent with the 2018 and 2019 classifications.